Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	Stabilis Solutions, Inc.
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-3410234
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001043186
Amendment Flag	false